Investment Properties	12 Months Ended
Dec. 31, 2017
Investment Properties [Abstract]
Investment Properties
19.	Investment Properties

(1)	Investment properties as of December 31, 2016 and 2017 are as follows:

		2016
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	336,421	—	—	336,421
Buildings		29,168	(64)	(11,845)	17,259

	￦	365,589	(64)	(11,845)	353,680

		2017
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	264,205	—	—	264,205
Buildings		36,165	(83)	(15,573)	20,509

	￦	300,370	(83)	(15,573)	284,714

(2)	Changes in investment properties for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	253,960	—	82,461	336,421
Buildings		15,963	(679)	2,039	17,323
(Government grants)		(13)	1	(52)	(64)

	￦	269,910	(678)	84,448	353,680

		2017
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	336,421	—	(72,216)	264,205
Buildings		17,323	(1,178)	4,447	20,592
(Government grants)		(64)	2	(21)	(83)

	￦	353,680	(1,176)	(67,790)	284,714

(3)	Income and expenses related to investment properties for the years ended December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Rental income	￦	9,460	9,581
Operating and maintenance expenses related to rental income		(678)	(1,172)

	￦	8,782	8,409

(4)	Fair value of investment properties as of December 31, 2016 and 2017 are as follows:

		2016		2017
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	336,421	374,042	264,205	309,241
Buildings		17,259	20,708	20,509	23,319

	￦	353,680	394,750	284,714	332,560

The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).

(5)	All of the Company’s investment property is held under freehold interests.